SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Schedule of Derivative Assets and Liabilities (Details) - Other current assets - Treasury note futures - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Derivatives, Fair Value [Line Items]
Derivative asset, notional amount	$ 213,700	$ 75,000
Derivative asset	$ 11	$ 329	$ 0